Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region	$ 141,453	$ 120,555	$ 390,386	$ 334,519	$ 463,049	$ 419,782	$ 480,820
North America
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region					5,513	6,218	22,317
Europe
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region					124,857	109,267	109,347
Asia
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region					91,552	73,073	87,658
South America
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region					212,616	220,336	253,746
Other
Revenues From External Customers And Long Lived Assets [Line Items]
Revenue by geographic region					$ 28,511	$ 10,888	$ 7,752